Intangible Assets Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization expenses	$ 9,907	¥ 68,115	¥ 143,602	¥ 183,964
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	1 year	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	20 years	20 years